Income Tax - Summary of Breakdown of Deferred Tax (Detail) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Breakdown of deferred tax [line Items]
Total deferred tax assets		$ 752	$ 998	$ 2,130
Total deferred tax liabilities		(1,116)	(758)	(3,354)
Total Net deferred tax	[1]	(364)	240	(1,224)
Provisions and Other Non Deductible Liabilities [member]
Breakdown of deferred tax [line Items]
Total deferred tax assets		152	202	113
Miscellaneous [member]
Breakdown of deferred tax [line Items]
Total deferred tax assets		2	1	1
Property plant and equipment and Assets held for sale [Member]
Breakdown of deferred tax [line Items]
Total deferred tax assets		4	524
Tax loss carryforwards [member]
Breakdown of deferred tax [line Items]
Total deferred tax assets		404	13	1,782
Adjustment For Tax Inflation [member]
Breakdown of deferred tax [line Items]
Total deferred tax liabilities	[2]		(271)	(1,078)
Lease liabilities [member]
Breakdown of deferred tax [line Items]
Total deferred tax assets		190	258	234
Right-of-use assets [Member]
Breakdown of deferred tax [line Items]
Total deferred tax liabilities		(178)	(247)	(221)
Property, plant and equipment, Assets held for sale, Intangible assets and Inventories [member]
Breakdown of deferred tax [line Items]
Total deferred tax liabilities		(918)	(224)	(2,017)
Miscellaneous Deferred Tax Liabilities [member]
Breakdown of deferred tax [line Items]
Total deferred tax liabilities		$ (20)	$ (16)	$ (38)

[1]	Includes (18), (61) and (96) corresponding to adjustment for inflation of the opening deferred tax of companies with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income, as of December 31, 2025, 2024 and 2023, respectively, and 32, 176 and 1,563 corresponding to translation effect of deferred income tax for companies with a functional currency other than the dollar as of December 31, 2025, 2024, and 2023, respectively, which were charged to “Other comprehensive income” in the statement of comprehensive income.
[2]	Includes the effect of the deferral of the tax inflation adjustment, see Note 35.h.1) “Budget Law 2023 - Deferral of tax adjustment for inflation” section.